Earnings Per Share - Summary of Diluted Earnings Per Share (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted average number of ordinary shares
Weighted average number of ordinary shares in issue (in '000)	1,733,378	1,395,149	1,146,175
Assumed exercise of share options and vesting of PSUs (in '000)	0	0	987
Weighted average number of ordinary share for diluted earnings per share	1,733,378	1,395,149	1,147,162
Earnings/(loss)
Profit/(loss) attributable to owners of the Company	¥ (2,097,678)	¥ (3,870,620)	¥ 809,624
Net profit/(loss) used to determine diluted earnings per share	¥ (2,097,678)	¥ (3,870,620)	¥ 809,624
Ordinary shares [member]
Weighted average number of ordinary shares
Diluted earnings/(loss) (in RMB)	¥ (1.21)	¥ (2.77)	¥ 0.71
American depositary shares [member]
Weighted average number of ordinary shares
Diluted earnings/(loss) (in RMB)	¥ (2.42)	¥ (5.54)	¥ 1.42